Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued Expenses
Schedule of accrued expenses

	September 30, 2015	December 31, 2014
Accrued legal costs	$—	$738,600
Accrued printing costs	—	275,000
Accrued interest	120,962	29,292
Accrued vacation	173,473	140,408
Accrued compensation and related expense	137,630	—
Other	216,292	134,691

	$648,357	$1,317,991

	December 31, 2013	December 31, 2014
Accrued legal costs	$—	$738,600
Accrued printing costs	—	275,000
Due to veterinary school of medicine	45,000	—
Accrued consulting fees	17,683	—
Accrued interest	15,671	29,292
Accrued vacation	—	140,408
Other	896	134,691

	$79,250	$1,317,991